Consolidated statements of cash flows - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities of continuing operations
Net income/(loss)		SFr (1,626)	SFr 2,666	SFr 3,425
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		3,041	1,356	1,275
Provision for credit losses		4,205	1,096	324
Deferred tax provision/(benefit)		225	434	589
Share-based compensation		922	1,152	1,066
Valuation adjustments related to long-term debt		1,424	2,364	10,221
Share of net income/(loss) from equity method investments		(182)	(121)	(79)
Trading assets and liabilities, net		27,054	(8,090)	(28,155)
(Increase)/decrease in other assets		14,623	(7,829)	2,903
Increase/(decrease) in other liabilities		(12,537)	819	(6,656)
Other, net		(211)	122	(2,251)
Total adjustments		38,564	(8,697)	(20,763)
Net cash provided by/(used in) operating activities		36,938	(6,031)	(17,338)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(7)	(519)	411
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(8,895)	19,289	8,386
Purchase of investment securities		(630)	(402)	(557)
Proceeds from sale of investment securities		0	629	6
Maturities of investment securities		184	184	1,007
Investments in subsidiaries and other investments		(2,049)	(210)	(285)
Proceeds from sale of other investments		616	678	1,158
(Increase)/decrease in loans		(3,710)	(8,029)	(16,377)
Proceeds from sale of loans		5,371	3,860	4,612
Capital expenditures for premises and equipment and other intangible assets		(1,419)	(1,188)	(1,293)
Proceeds from sale of premises and equipment and other intangible assets		3	45	30
Other, net		454	113	543
Net cash provided by/(used in) investing activities		(10,082)	14,450	(2,359)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		1,217	24,618	26,149
Increase/(decrease) in short-term borrowings		(337)	(5,246)	6,919
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(2,996)	(1,534)	3,381
Issuances of long-term debt		56,552	58,009	34,963
Repayments of long-term debt		(52,965)	(42,768)	(46,290)
Sale of treasury shares		20,858	12,364	9,624
Repurchase of treasury shares		(21,915)	(13,253)	(11,536)
Dividends paid/capital repayments		(257)	(716)	(696)
Other, net		(204)	7	(378)
Net cash provided by/(used in) financing activities		(47)	31,481	22,136
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(1,103)	(2,667)	(607)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		25,706	37,233	1,832
Cash and due from banks at beginning of period	[1]	139,112	101,879	100,047
Cash and due from banks at end of period	[1]	164,818	139,112	101,879
Cash paid for income taxes and interest
Cash paid for income taxes		815	757	729
Cash paid for interest		5,703	8,376	13,115
Bank
Operating activities of continuing operations
Net income/(loss)		(1,029)	2,514	3,095
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		2,227	1,196	1,134
Provision for credit losses		4,209	1,092	324
Deferred tax provision/(benefit)		164	358	616
Share-based compensation		886	1,086	1,022
Valuation adjustments related to long-term debt		1,140	2,706	10,193
Share of net income/(loss) from equity method investments		(181)	(120)	(78)
Trading assets and liabilities, net		27,302	(8,079)	(28,028)
(Increase)/decrease in other assets		16,082	(7,128)	3,057
Increase/(decrease) in other liabilities		(13,453)	407	(6,502)
Other, net		(454)	176	(2,272)
Total adjustments		37,922	(8,306)	(20,534)
Net cash provided by/(used in) operating activities		36,893	(5,792)	(17,439)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(6)	(520)	411
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(8,895)	19,289	8,386
Purchase of investment securities		(630)	(402)	(557)
Proceeds from sale of investment securities		0	629	6
Maturities of investment securities		184	184	1,007
Investments in subsidiaries and other investments		(2,049)	(210)	(284)
Proceeds from sale of other investments		615	677	1,133
(Increase)/decrease in loans		(3,935)	(9,252)	(18,354)
Proceeds from sale of loans		5,371	3,860	4,612
Capital expenditures for premises and equipment and other intangible assets		(1,254)	(1,044)	(1,133)
Proceeds from sale of premises and equipment and other intangible assets		3	45	30
Other, net		457	113	537
Net cash provided by/(used in) investing activities		(10,139)	13,369	(4,206)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		1,111	24,616	26,057
Increase/(decrease) in short-term borrowings		3,437	(5,290)	6,911
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(2,998)	(1,539)	3,491
Issuances of long-term debt		51,254	57,641	34,911
Repayments of long-term debt		(52,964)	(42,768)	(46,290)
Dividends paid/capital repayments		(11)	(10)	(11)
Other, net		350	(445)	(1,099)
Net cash provided by/(used in) financing activities		179	32,205	23,970
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(1,114)	(2,619)	(595)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		25,819	37,163	1,730
Cash and due from banks at beginning of period	[2]	138,207	101,044	99,314
Cash and due from banks at end of period	[2]	164,026	138,207	101,044
Cash paid for income taxes and interest
Cash paid for income taxes		797	735	706
Cash paid for interest		SFr 5,518	SFr 8,126	SFr 13,015

[1]	Includes restricted cash.
[2]	Includes restricted cash.